Notes Payable - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Oct. 08, 2014	Dec. 23, 2014
Notes Payable, Stockholders (Textual)
Convertible notes payable, related party, current	2,035,565
Convertible notes payable, related party, non current	493,418
Note Purchase Agreement and Convertible Promissory Note
Notes Payable, Stockholders (Textual)
Debt instrument maturity date, description	The earliest to occur of (i) December 31, 2015, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
Araxes Pharma LLC | Note Purchase Agreement and Convertible Promissory Note | Convertible Debt Securities [Member]
Notes Payable, Stockholders (Textual)
Convertible notes payable, related party, current		2,000,000
Interest rate		8.00%
Debt instrument maturity date, description		The earliest to occur of (i) December 31, 2015, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
Araxes Pharma LLC | Asset Purchase Agreement [Member] | Convertible Debt Securities [Member]
Notes Payable, Stockholders (Textual)
Interest rate			8.00%
Debt instrument maturity date, description			The earliest to occur (i) of May 31, 2016 (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
Convertible notes payable, related party, non current			$ 500,000